EXPLORATION AND EVALUATION PROPERTY (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of exploration and evaluation property [abstract]
Disclosure of exploration and evaluation property [Table Text Block]
Albany Property
$
Balance at March 31, 2024	7,271,857
Expenditures capitalized	183,214
Balance at March 31, 2025	7,455,071
Expenditures capitalized	699,842
Balance at March 31, 2026	8,154,913